Commitments And Contingencies (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Commitments and Contingencies [Abstract]
Schedule of Cash Flow and Noncash Information

Total lease expense was $305,652 and $181,958 for the periods ended March 31, 2026 and 2025, respectively.

	Six Months Ended
	March 31,
	2026	2025
Operating cash flows paid for operating leases	$302,625	$194,408
Right-of-use assets obtained in exchange for operating lease obligations	-	-
Total rent (lease) expense	$305,652	$181,958

Weighted average lease terms and discount rates were as follows:

	As of
	March 31,	September 30,
	2026	2025
Weighted-average remaining lease term (in years)	0.67	1.17
Weighted-average discount rate	9.25%	9.25%

The following summarizes the cash flow and noncash information related to the operating leases (in thousands):

	Year ended
	September 30,
	2025	2024
Operating cash flows paid for operating leases	461,919	255,380
Right-of-use assets obtained in exchange for operating lease obligations	859,310	486,673

Total lease expense was $446,379 and $419,928 for the periods ended September 30, 2025 and 2024, respectively.

Weighted average lease terms and discount rates were as follows:

	September 30,
	2025	2024
Weighted-average remaining lease term (in years)	1.17	0.67
Weighted-average discount rate	9.25%	8.25%

Schedule of Maturities of Operating Lease Liabilities

The maturities of operating lease liabilities as of September 30, 2025 are as follows (in thousands):

Year Ending September 30,	Amount
2026	611,303
2027	103,901
Total undiscounted future cash flows	715,204
Less: imputed interest	(34,759)
Total minimum payments	680,445